Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2022
Impairment Testing [Abstract]
Schedule of intangible assets with an indefinite useful life
The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2022	2021
$ millions	$ millions

Goodwill
Phosphate Solutions	110	114
Industrial Products	90	91
Growing Solutions	271	260
Potash	20	19
Other	16	18
	507	502

Trademarks	32	32

	539	534